Operating leases	12 Months Ended
Dec. 31, 2020
Disclosure Text Block [Abstract]
Operating leases

Note 12 – Operating leases

The Company entered into operating lease agreements for factory buildings, office spaces and employee dormitories including lease agreements with its related party, with various initial term expiration dates through 2022 and various renewal and termination options. None of the amounts disclosed below for these leases contains variable payments, residual value guarantees or options that were recognized as part of the right-of-use assets and lease liabilities. As the Company’s leases did not provide an implicit discount rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

As of December 31, 2020 and 2019, the Company recognized operating lease liabilities, including current and noncurrent, in the amount of $796,335 and $1,192,534, respectively, and the corresponding operating lease right-of-use assets of $916,036 and $1,317,342, respectively.

Also see Note 16 for related party operating lease commitments.

The following component of lease cost are included in the Company’s consolidated statements of operations and comprehensive loss:

	For the year ended December 31,	For the year ended December 31,
	2020	2019
Operating lease cost	$704,264	$662,505
Short-term lease cost	29,007	116,728
Total lease cost	$733,271	$779,233

Rent expense for the year ended December 31, 2018 was $627,565.

Supplemental cash flow information related to operating leases were as follows:

	For the year ended	For the year ended
	December 31,	December 31,
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$690,626	$854,431
Supplemental lease cash flow disclosure
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$192,395	$1,142,321

Supplemental balance sheet information related to operating leases were as follows:

	As of	As of
	December 31,	December 31,
	2020	2019
Operating lease right-of-use assets	$898,335	$1,280,076
Operating lease right-of-use assets – related party	17,701	37,266
Total operating lease right-of-use assets	916,036	1,317,342

Operating lease liabilities, current	$659,807	$793,521
Operating lease liabilities – related party, current	17,701	37,266
Operating lease liabilities, non-current	118,827	361,747
Total operating lease liabilities	796,335	1,192,534

Weighted average remaining lease term of operating leases	1.51 Years	2.36 years
Weighted average discount rate of operating leases	6.5250%	6.5250%

The Company’s maturity analysis of operating lease liabilities as of December 31, 2020 is as follows:

Operating
Leases
2021	$794,717
2022	26,995
2023	-
2024	-
2025	-
Thereafter	-
Total lease payment	821,712
Less: imputed interest	(25,377)
Present value of operating lease liabilities	796,335
Less: current obligation	(677,508)
Long-term obligation at December 31, 2020	$118,827